Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended				3 Months Ended				12 Months Ended				12 Months Ended	3 Months Ended											3 Months Ended		12 Months Ended	3 Months Ended			3 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009	Dec. 29, 2012 Decreased Stock Price Volatility Scenario	Dec. 29, 2012 Increased Stock Price Volatility Scenario	Dec. 29, 2012 Decreased Stock Price Scenario	Dec. 31, 2011 Decreased Stock Price Scenario	Dec. 29, 2012 Increased Stock Price Scenario	Dec. 31, 2011 Increased Stock Price Scenario	Dec. 29, 2012 Should the Company sell its ownership in Office Depot de Mexico, S.A.	Dec. 29, 2012 Asset Impairment	Dec. 31, 2011 Asset Impairment	Dec. 25, 2010 Asset Impairment	Dec. 29, 2012 North American Retail Division	Sep. 29, 2012 North American Retail Division	Jun. 30, 2012 North American Retail Division	Mar. 31, 2012 North American Retail Division	Dec. 29, 2012 North American Retail Division Y	Dec. 31, 2011 North American Retail Division	Sep. 29, 2012 North American Retail Division Within Next Three Years Period	Sep. 29, 2012 North American Retail Division Within Next Five Years Period	Dec. 29, 2012 North American Retail Division Significant Unobservable Inputs (Level 3) First Year	Sep. 29, 2012 North American Retail Division Decrease in Sales Scenario Significant Unobservable Inputs (Level 3)	Sep. 29, 2012 North American Retail Division Decrease in Sales Scenario Significant Unobservable Inputs (Level 3) Additional impairment charges	Sep. 29, 2012 North American Retail Division Decrease in Gross Margin Scenario Significant Unobservable Inputs (Level 3)	Sep. 29, 2012 North American Retail Division Decrease in Gross Margin Scenario Significant Unobservable Inputs (Level 3) Additional impairment charges	Sep. 29, 2012 North American Retail Division Decrease in Sales and Decrease in Gross Margin Scenario Significant Unobservable Inputs (Level 3)	Dec. 29, 2012 North American Retail Division Expected to be Downsized to Small Format Stores At end of lease term over next three years Store	Dec. 29, 2012 North American Retail Division Expected to be Downsized to Small Format Stores The following two years Store	Dec. 29, 2012 North American Retail Division Expected to be Downsized to Mid Sized Format Stores At end of lease term over next three years Store	Dec. 29, 2012 North American Retail Division Expected to be Downsized to Mid Sized Format Stores The following two years Store	Dec. 29, 2012 North American Retail Division Expected To Close Store	Sep. 29, 2012 North American Retail Division Stores Reduced to Estimated Salvage Value Significant Unobservable Inputs (Level 3) Store	Sep. 29, 2012 North American Retail Division Discounted Cash Flow Analysis Significant Unobservable Inputs (Level 3) Store	Sep. 29, 2012 International Division	Dec. 29, 2012 International Division	Sep. 29, 2012 International Division Customer Relationships	Sep. 29, 2012 International Division Customer Relationships Minimum	Sep. 29, 2012 International Division Customer Relationships Maximum	Sep. 29, 2012 International Division Customer Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 670,811,000	$ 570,681,000	$ 627,478,000	$ 659,898,000
Asset impairment charge	138,540,000	11,427,000	51,295,000									138,500,000	11,400,000	2,300,000	9,000,000	73,000,000	24,000,000	18,000,000		11,000,000					2,000,000		4,600,000									14,000,000
Estimated fair values												42,000,000	1,700,000	400,000
Number of stores																													275	165	60	25	50
Capital expenditure, years																			5
Percentage of store leases at the optional renewal period																					40.00%	65.00%
Percentage decline in sales																							4.00%															8.00%			2.00%
Number of stores impaired																																		250	130
Property and equipment, salvage value																																		7,000,000
Property and equipment, fair value																																			35,000,000
Percentage used for analysis																																			13.00%
Decrease in sales for scenario																								1.00%
Decrease in gross margin for scenario																										0.50%
Amount of decrease in asset impairment in scenario																												500,000
Anticipated customer attrition percentage per year																																							11.00%	13.00%
Assumptions used to estimate fair value of dividends paid-in-kind, stock price volatility	63.00%	70.00%			55.00%	75.00%
Assumptions used to estimate fair value of dividends paid-in-kind, risk free rate	3.00%	1.49%
Assumptions used to estimate fair value of dividends paid-in-kind, risk adjusted rate	14.50%	14.60%
Fair value of dividends paid-in-kind	22,800,000	7,700,000
Dividends paid-in-kind, amount of calculated fair value below the amount added to the liquidation preference	6,300,000	1,600,000
Paid-in-kind dividends					700,000	600,000	1,700,000		1,100,000
Stock price								$ 1.50		$ 3.50
Paid in cash dividend											1,300,000
Assessment of fair value of operating subsidiaries, ending year growth rate	1.50%
Assessment of fair value of operating subsidiaries, discount rate	13.00%																																				13.00%
Percentage by which fair value exceeds carrying value	30.00%
Goodwill	$ 64,312,000	$ 61,899,000		$ 19,431,000																																	$ 45,000,000
Estimated royalty rate applied to projected sales																																					0.50%